Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Schedule of Long-Term Borrowings

	As at December 31,	As at December 31,
	2019 $	2018 $
Current portion of long-term borrowings
Accrued interest	2,662	338
Other liabilities	449	201
	3,111	539
Long-term borrowings
Credit facility (net of financing costs)	83,043	17,356
Share of Joint Operation borrowings	28,845	-
Other liabilities	5,222	671
	117,110	18,027
	120,221	18,566